EIP Receivables - Summary of Impact of Sales of EIP receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivable [Line Items]
EIP receivables derecognized	$ 7,827	$ 23,276
Cash proceeds	(7,011)	(20,313)
Reversal of unamortized imputed discount	(339)	(1,773)
Reversal of allowance for doubtful accounts	(470)	(1,397)
Pre-tax loss (gain) on sales of EIP receivables	$ 7	$ (207)